Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

March 3, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab 1000 Index Fund	Schwab Treasury Inflation Protected Securities Index Fund

Post-Effective Amendment No. 137

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust certifies that:

1.	the prospectuses, dated February 28, 2017, for each of the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust; and

2.	the statements of additional information, dated February 28, 2017, for each the above-named funds, except the Schwab Treasury Inflation Protected Securities Index Fund, that would have been filed pursuant to Rule 497(c) do not differ from the statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Rodney A. Dewalt
Rodney A. Dewalt
Corporate Counsel
Charles Schwab Investment Management, Inc.